Credit Facilities and Mortgage Notes Payable (Annual Remaining Principal Payment) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Credit Facilities and Mortgage Notes Payable [Abstract]
2014	$ 574	$ 2,239
2015	2,397	72,397
2016	2,567	2,567
2017	49,748	34,248
2018	152,943	227,943
Thereafter	375,945	5,945
Total	$ 584,175	$ 345,339